ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

14.ORDINARY SHARES

5,000,000,000 shares was authorized at par value of USD0.00001 per share. The ordinary shares include Class A ordinary shares and Class B ordinary shares. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. Class B ordinary shares could be converted into Class A ordinary shares, at the option of the holders, on one-for-one basis. All Class B ordinary shares are beneficially owned by Mr. Zhou.

On November 29, 2022, the Company completed its global offering of 5,540,000 Class A ordinary shares, which comprises a Hong Kong public offering of initially 560,000 Class A ordinary shares and an international offering of initially 4,980,000 Class A ordinary shares, and listing of the Company’s Class A ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”). On December 6, 2022, the Company sell another 830,000 Class A ordinary shares under the over-allotment option to international underwriters.

14.ORDINARY SHARES – continued

Upon the completion of the secondary listing on the Hong Kong Stock Exchange, all the class B ordinary shares were converted into class A ordinary shares on a one-for-one basis. As a result, no class B ordinary shares of the Company was issued or outstanding. As of December 31, 2022, there were 322,792,063 ordinary shares outstanding, with par value of USD0.00001 per share.

In June 2023, the Company announced that its board of directors had approved a share repurchase plan, under which the Company may repurchase up to US$150 million worth of its American depositary shares or Class A ordinary shares over the next 12 months starting from June 20, 2023 (the “2023 Share Repurchase Plan”). From the launch of the share repurchase plan to December 31, 2023, the Company in aggregate purchased 10,872,170 ordinary shares in the open market at an aggregate cost of RMB636,179. The repurchased shares were recorded at their historical cost and 3,961,160 ordinary shares were retired in 2023, resulting a decrease of RMB221,390 in additional paid-in capital and RMB30,152 in retained earnings.

On March 12, 2024, the Company’s board of directors approved a share repurchase plan (the “2024 Share Repurchase Plan”), whereby the Company is authorized to repurchase its American depositary shares or Class A ordinary shares with an aggregate value of up to US$350 million during the 12-month period from April 1, 2024. For the year ended December 31, 2024, the Company in aggregate purchased 38,046,150 ordinary shares in the open market at an aggregate cost of RMB2,973,192. The repurchased shares were recorded at their historical cost and 34,552,764 ordinary shares were retired in 2024, resulting a decrease of RMB1,887,639 in additional paid-in capital and RMB356,580 in retained earnings.

On November 19, 2024, the Company’s board of directors approved a new share repurchase plan whereby the Company is authorized to repurchase up to US$450 million worth of its American depositary shares or Class A ordinary shares over the next 12 months starting from January 1, 2025.

The Company’s proposed repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.